SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of the Company's Options and the Changes for the Year

A summary of the Company’s options and the changes for the year are as follows:

	Note	Number of Options	Weighted Average Exercise Price (CAD$)
Options outstanding at December 31, 2015		6,855,582	5.45
Granted		1,336,000	4.96
Exercised		(1,516,402)	(4.63)
Expired unexercised		(440,000)	(6.35)
Options outstanding at December 31, 2016		6,235,180	4.71
Mariana Resources Ltd. replacement options [1]	7	2,078,248	3.41
Granted		795,000	5.50
Exercised		(797,128)	(3.23)
Expired unexercised		(584,983)	(15.29)
Options outstanding at December 31, 2017		7,726,317	3.79

1)	Exercisable in GBP. Exercise price is translated to CAD using the year end exchange rate.

Summary of Share Purchase Options and Exercise Price Ranges

A summary of the Company’s share purchase options

as of December 31, 2017 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD$)[1]	Weighted average exercise price per share (CAD$)[1]
2018	175,072	175,072	2.92 - 11.31	5.26
2019	3,478,439	3,478,439	1.46 - 6.03	2.79
2020	1,284,000	856,005	3.60 - 3.64	3.61
2021	1,405,740	515,079	2.65 - 4.96	4.65
2022	1,383,066	588,066	4.86 - 15.00	4.90
	7,726,317	5,612,661		3.38

1)	For options exercisable in GBP, exercise price is translated to CAD using the year end exchange rate.

Diluted Earnings Per Share

Diluted earnings per share is calculated
based on the following:

	Year Ended	Year Ended
In $000s (excluding share amounts)	December 31, 2017	December 31, 2016
Net income for the year	$10,537	$25,254

Basic weighted average number of shares	167,265,059	144,159,678
Basic earnings per share	$0.06	$0.18

Effect of dilutive securities
Stock options	2,217,597	1,903,699
Warrants	3,582,912	2,709,987
Restricted share rights	1,637,618	1,188,559
Diluted weighted average number of common shares	174,703,186	149,961,923
Diluted earnings per share	$0.06	$0.17

Number of Stock Options, Warrants and RSRs Excluded from the Computation of Diluted Earnings per Share

The following table lists the number of stock options and warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of C$5.55 during the year ended December 31, 2017 (December 31, 2016 — C$5.55) or because a performance obligation had not been met as at December 31, 2017.

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Stock Options	1,967,557	1,213,208
Warrants	6,412,664	8,064,894

Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of the Company's Other Equity Instruments and the Changes for the Year

A summary of the Company’s warrants and the changes

for the year are as follows:

	Note	Number of Warrants	Shares to be Issued Upon Exercise of the Warrants
Warrants outstanding at December 31, 2015		29,307,173	29,307,173
Expired unexercised		(1,256,662)	(1,256,662)
Exercised		(4,111)	(4,111)
Warrants outstanding at December 31, 2016		28,046,400	28,046,400
Mariana Resources Ltd. replacement warrants	7	2,025,314	2,025,314
Exercised		(1,059,242)	(1,059,242)
Expired unexercised		(5,002,500)	(5,002,500)
Warrants outstanding at December 31, 2017		24,009,972	24,009,972

A summary of the Company’s warrants

as of December 31, 2017 are as follows:

Number outstanding	Exercise price per share [1]	Expiry Date
1,043,572	0.97	May 6, 2018
3,000,000	4.50	March 23, 2020
15,000,000	3.50	October 27, 2020
4,966,400	4.00	November 3, 2020
24,009,972

1)	For warrants exercisable in GBP, exercise price is translated to USD using the year end exchange rate.